Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Long-Term Debt
Long-term debt consists of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$623,529	$11,003	$612,526
Accounts Receivable Securitization Program	155,000	333	154,667
3 3/4% Senior Notes	600,000	7,786	592,214
3 5/8% Senior Notes	550,000	7,941	542,059
4% Senior Notes	549,299	7,736	541,563
4 7/8% Senior Notes	400,000	5,446	394,554
Other notes with various rates and terms	2,541	—	2,541

	2,880,369	40,245	2,840,124
Less current maturities	(155,372)	(333)	(155,039)

Long-term debt, excluding current maturities	$2,724,997	$39,912	$2,685,085

	December 31, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,466	$11,569	$586,897
Accounts Receivable Securitization Program	122,500	445	122,055
3 3/4% Senior Notes	600,000	8,031	591,969
4% Senior Notes	549,280	7,911	541,369
4 7/8% Senior Notes	400,000	5,586	394,414
5 3/4% Senior Notes	653,631	6,575	647,056
Other notes with various rates and terms	2,756	—	2,756

	2,926,633	40,117	2,886,516
Less current maturities	(122,879)	(445)	(122,434)

Long-term debt, excluding current maturities	$2,803,754	$39,672	$2,764,082

Long-term debt consists of the following at December 31, 2020 and 2019:

	December 31, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,466	$11,569	$586,897
Accounts Receivable Securitization Program	122,500	445	122,055
3 3/4% Senior Notes	600,000	8,031	591,969
4% Senior Notes	549,280	7,911	541,369
4 7/8% Senior Notes	400,000	5,586	394,414
5 3/4% Senior Notes	653,631	6,575	647,056
Other notes with various rates and terms	2,756	—	2,756

	2,926,633	40,117	2,886,516
Less current maturities	(122,879)	(445)	(122,434)

Long-term debt, excluding current maturities	$2,803,754	$39,672	$2,764,082

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

Summary of Long-Term Debt Contractual Maturities
Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2021	$122,879	$445	$122,434
2022	$362	$—	$362
2023	$381	$—	$381
2024	$400	$—	$400
2025	$420	$4,464	$(4,044)
Later years	$2,802,191	$35,208	$2,766,983

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Long-Term Debt
Long-term debt consists of the following at December 31, 2020 and 2019:

	December 31, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,466	$11,569	$586,897
Accounts Receivable Securitization Program	122,500	445	122,055
3 3/4% Senior Notes	600,000	8,031	591,969
4% Senior Notes	549,280	7,911	541,369
4 7/8% Senior Notes	400,000	5,586	394,414
5 3/4% Senior Notes	653,631	6,575	647,056
Other notes with various rates and terms	2,756	—	2,756

	2,926,633	40,117	2,886,516
Less current maturities	(122,879)	(445)	(122,434)

Long-term debt, excluding current maturities	$2,803,754	$39,672	$2,764,082

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

Summary of Long-Term Debt Contractual Maturities
Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2021	$122,879	$445	$122,434
2022	$362	$—	$362
2023	$381	$—	$381
2024	$400	$—	$400
2025	$420	$4,464	$(4,044)
Later years	$2,802,191	$35,208	$2,766,983